Financial assets, liabilities and financial result (excluding Orange Bank) - Financial assets of telecom activities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Non-current	€ 3,711	€ 3,882	€ 835
Current	2,865	1,862	1,283
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	2,274
Current	2,686
Total financial assets	4,960	4,002	2,118
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Total financial assets	4,960	4,002	2,118
Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Total financial assets	2,647
Financial assets available-for-sale, category [member] | Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Non-current	1,067
Total financial assets	1,067	1,878	144	€ 91
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities [member]
Disclosure of financial assets [line items]
Current	2,647
Total financial assets	2,647	1,576	1,231
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities classified as negotiable debt securities [member]
Disclosure of financial assets [line items]
Current	2,498
Total financial assets	2,498	1,576	1,127
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Trading securities classified as others [member]
Disclosure of financial assets [line items]
Current	149
Total financial assets	149		104
Financial assets at fair value through profit or loss, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Equity investments [member]
Disclosure of financial assets [line items]
Non-current	146
Total financial assets	146	80	77
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid [member]
Disclosure of financial assets [line items]
Non-current	695
Total financial assets	695	77	94
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets including receivables related to investments [member]
Disclosure of financial assets [line items]
Total financial assets	405	391	572
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Receivables related to investments [member]
Disclosure of financial assets [line items]
Non-current	42
Current	4
Total financial assets	46	47	29
Loans and receivables, category [member] | Operating segments [member] | Telecom activities, operating segment [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Non-current	324
Current	35
Total financial assets	€ 359	€ 344	€ 543